CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 32,787	$ 50,768
Prepaid expenses and other current assets	2,253	1,630
Total current assets	35,040	52,398
Property and equipment, net	106	345
Deferred financing costs and other non-current assets	702
Total assets	35,848	52,743
Current liabilities:
Accounts payable	3,526	9,520
Accrued expenses and other current liabilities	7,024	8,495
Accrued interest payable	1,499	1,219
Current portion of debt	9,000	14,716
Total current liabilities	21,049	33,950
Long-term debt, less current portion		1,526
Long-term deferred rent, less current portion	16
Development derivative liability - related party	25,155
Total liabilities	46,220	35,476
Commitments and contingencies (Note 14)
Shareholders’ equity (deficit):
Ordinary shares, $0.0003 par value; 1,200,000,000 shares authorized and 635,092,150 shares issued and outstanding at December 31, 2020; 750,000,000 shares authorized and 436,720,810 shares issued and outstanding at December 31, 2019	191	131
Additional paid-in capital	544,891	515,133
Accumulated deficit	(555,454)	(497,997)
Total shareholders’ equity (deficit)	(10,372)	17,267
Total liabilities and shareholders’ equity (deficit)	$ 35,848	$ 52,743